Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

September 21, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Global Strategic Income Fund (the “Fund”)) (File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 205 to the registration statement for the Trust (the “Amendment”) relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to reflect changes to the investment strategies of the Fund. In addition, the Amendment is undergoing an annual update. The Amendment is to be effective 60 days after the filing thereof.

Please call Michelle R. Cirillo at (617) 951-8029 with any comments or questions relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo